Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	$ 9,488,598	$ 4,318,607
Total gross investment	30,488,202	6,841,458
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	3,158,511	2,161,580
Total gross investment	11,978,813	3,254,319
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	6,328,466	2,157,027
Total gross investment	18,507,415	$ 3,587,139
Over 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	1,621
Total gross investment	$ 1,974